Income tax - Disclosure of reconciliation of effective income tax (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes paid (refund) [abstract]
Loss before tax	€ (147,740)	€ (60,740)	€ (42,452)
Nominal income tax using statutory French tax rate	36,935	15,185	11,250
Tax rates in foreign jurisdictions	0	0	0
Share-based payment	(2,045)	342	(274)
CIR	1,123	1,119	1,114
Transaction costs related to capital increase	3,073	820	1,103
Decrease / (increase) in derivatives fair value and other	748	895	299
Non-recognition of deferred tax assets related to tax losses and temporary differences	(39,612)	(18,169)	(13,395)
Other	(222)	(192)	(98)
Effective income tax (loss)	€ 0	€ 0	€ 0